INTERIM CONDENSED STATEMENT OF CONSOLIDATED CHANGES IN SHAREHOLDERS’ EQUITY - EUR (€) € in Thousands	Total	Share capital Ordinary shares	Premiums related to share capital	Accumulated other comprehensive income (loss)	Treasury shares	Retained earnings	Net loss for the period
Equity at beginning of period at Dec. 31, 2021	€ 26,790	€ 1,045	€ 255,767	€ 643	€ (202)	€ (183,459)	€ (47,003)
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2021		34,825,872
Net loss for the period	(26,357)						(26,357)
Currency translation adjustments	(71)			(71)
Actuarial gains and losses (IAS 19)	106			106
Total comprehensive loss	(26,322)	€ 0	0	35	0	0	(26,357)
Allocation of prior period loss	0					(47,003)	47,003
Free Shares vested/Capital increase	0	€ 2	0			(2)
Free shares vested/capital increase (in shares)		50,000
Subscription of warrants	0		(7)			7
Share based payment	1,360					1,360
Treasury shares	(37)				(37)
Equity at end of period at Jun. 30, 2022	1,792	€ 1,046	255,760	678	(239)	(229,096)	(26,357)
Number of shares outstanding at end of period (in shares) at Jun. 30, 2022		34,875,872
Equity at beginning of period at Dec. 31, 2022	(27,045)	€ 1,046	255,760	700	(228)	(227,283)	(57,041)
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2022		34,875,872
Net loss for the period	(28,099)						(28,099)
Currency translation adjustments	10			10
Actuarial gains and losses (IAS 19)	0
Total comprehensive loss	(28,088)			10			(28,099)
Allocation of prior period loss	0					(57,041)	57,041
Free Shares vested/Capital increase	0	€ 11				(11)
Free shares vested/capital increase (in shares)		354,510
Subscription of warrants	0		(26)			26
Share based payment	1,349					1,349
Treasury shares	1				0
Equity at end of period at Jun. 30, 2023	€ (53,783)	€ 1,057	€ 255,734	€ 710	€ (228)	€ (282,958)	€ (28,099)
Number of shares outstanding at end of period (in shares) at Jun. 30, 2023		35,230,382